SUPPLEMENT DATED AUGUST 31, 2001
         TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR


 The Asset Program, Inc.
   Merrill Lynch Mid Cap Value Fund                         Merrill Lynch Latin America Fund, Inc.
 Merrill Lynch Balanced Capital Fund, Inc.                  Merrill Lynch Mid Cap Growth Fund, Inc.
 Merrill Lynch Basic Value Fund, Inc.                       Merrill Lynch Multi-State Limited Maturity
 Merrill Lynch Bond Fund, Inc.                                Municipal Series Trust
   High Income Portfolio                                      Merrill Lynch Florida Limited Maturity
   Core Bond Portfolio                                         Municipal Bond Fund
   Intermediate Term Portfolio                              Merrill Lynch Multi-State Municipal Series Trust
Merrill Lynch California Municipal Series Trust                Merrill Lynch Arizona Municipal Bond Fund
   Merrill Lynch California Insured Municipal                  Merrill Lynch Connecticut Municipal Bond
   Bond Fund                                                     Fund
Merrill Lynch Developing Capital Markets Fund,              Merrill Lynch Florida Municipal Bond Fund
   Inc.                                                        Merrill Lynch Maryland Municipal Bond Fund
Merrill Lynch Dragon Fund, Inc.                             Merrill Lynch Massachusetts Municipal Bond
Merrill Lynch Emerging Markets Debt Fund, Inc.                 Fund
Merrill Lynch Equity Income Fund                            Merrill Lynch Michigan Municipal Bond Fund
Merrill Lynch EuroFund                                      Merrill Lynch Minnesota Municipal Bond Fund
Merrill Lynch Focus Twenty Fund, Inc.                       Merrill Lynch New Jersey Municipal Bond Fund
Merrill Lynch Focus Value Fund, Inc.                        Merrill Lynch New York Municipal Bond Fund
Merrill Lynch Fundamental Growth Fund, Inc.                 Merrill Lynch North Carolina Municipal Bond
Merrill Lynch Global Allocation Fund, Inc.                    Fund
Merrill Lynch Global Bond Fund For Investment               Merrill Lynch Ohio Municipal Bond Fund
   and Retirement                                           Merrill Lynch Oregon Municipal Bond Fund
 Merrill Lynch Global Financial Services Fund,              Merrill Lynch Pennsylvania Municipal Bond
   Inc.                                                       Fund
Merrill Lynch Global Growth Fund, Inc.                      Merrill Lynch Texas Municipal Bond Fund
Merrill Lynch Global SmallCap Fund, Inc.                    Merrill Lynch Municipal Bond Fund, Inc.
Merrill Lynch Global Technology Fund, Inc.                  Insured Portfolio
Merrill Lynch Global Value Fund, Inc.                       Limited Maturity Portfolio
Merrill Lynch Growth Fund                                   National Portfolio
Merrill Lynch International Equity Fund                     Merrill Lynch Municipal Series Trust
Merrill Lynch Internet Strategies Fund, Inc.                Merrill Lynch Municipal Intermediate Term
Merrill Lynch Large Cap Series Funds, Inc.                    Fund
   Merrill Lynch Large Cap Core Fund                       Merrill Lynch Natural Resources Trust
   Merrill Lynch Large Cap Growth Fund                     Merrill Lynch Pacific Fund, Inc.
   Merrill Lynch Large Cap Value Fund                       Merrill Lynch Premier Growth Fund, Inc.
                                                            Merrill Lynch Short-Term Global Income Fund,
                                                              Inc.
                                                           Merrill Lynch Small Cap Value Fund, Inc.
                                                           Merrill Lynch U.S. Government Mortgage Fund
                                                           Merrill Lynch Utilities and Telecommunications
                                                              Fund, Inc.
                                                           Merrill Lynch World Income Fund, Inc.


     The transfer agency fee schedule has been amended for each Fund listed above. The revised schedule of fees payable to Financial Data Services, Inc., the transfer agent for each of the Funds, ranges from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs. In addition, the transfer agent is reimbursed for reasonable out-of-pocket expenses. Certain fees previously in effect, including transaction charges and closed account fees, have been eliminated. The revised fee schedule amends information provided in each Fund's Prospectus under the heading "Fees and Expenses" and in the Statement of Additional Information under the heading "Management and Advisory Arrangements."



CODE: TAFEES0801-ALL

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